EMPLOYEES	12 Months Ended
Dec. 31, 2021
EMPLOYEES
EMPLOYEES

10.EMPLOYEES

The average monthly number of persons (including directors) employed by the group during the period was:

	2021	2020
	Number	Number
Directors and employees	26	6

Their aggregate remuneration comprised:

	2021	2020
	£’000	£’000
Wages and salaries	2,286	191
Social security costs	199	13
Pension costs	25	—
Share based payments	1,392	24
	3,902	228

The average monthly number of persons (including directors) employed by the company during the period was:

	2021	2020
	Number	Number
Directors and employees	4	1

Their aggregate remuneration comprised:

	2021	2020
	£’000	£’000
Wages and salaries	406	135
Social security costs	8	18
Pension costs	1	—
Share based payments	330	—
	745	153